Related Party Disclosures - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Purchases from
Other transactions with	0	15	2	46
SMP
Disclosure of transactions between related parties [line items]
Purchases from	0	11	0	36
Other transactions with	0	13	0	40
Mamoura Holdings (US) LLC (consulting service fees)
Disclosure of transactions between related parties [line items]
Other transactions with	0	2	1	6
MDC General Services Holding Company LLC (recharge of expenses)
Disclosure of transactions between related parties [line items]
Other transactions with	$ 0	$ 0	$ 1	$ 0